Trade and Other Payables	12 Months Ended
Jun. 30, 2018
Trade And Other Payables [Abstract]
Trade and Other Payables	13. TRADE AND OTHER PAYABLES
	2018	2017
	$'000	$'000
Trade creditors	580	174
Sundry creditors and accrued expenses	1,796	745

	2,376	919